Basis of preparation and accounting policies - Disclosure of detailed information about right-of-use assets useful life (Detail)	12 Months Ended
Dec. 31, 2022
Leasehold land [member] | Bottom of range [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	3 years
Leasehold land [member] | Top of range [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	50 years
Building and office space [member] | Bottom of range [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	1 year
Building and office space [member] | Top of range [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	6 years
Office Furniture, Fittings and Equipment [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	5 years
Motor vehicles [member]
Disclosure of right of use assets [line items]
Useful life right of use assets	12 years